Share-based Compensation - Share option assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Expected volatility rate (as a percent)	55.92%	56.76%	48.84%
Expected term (years)	1 year	2 years 6 months	3 years 1 month 17 days
Risk-free interest rate (per annum) (as a percent)	2.33%	0.91%	0.90%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Expected volatility rate (as a percent)	77.98%	57.10%	57.06%
Expected term (years)	6 years 1 month 28 days	6 years 1 month 28 days	6 years 1 month 28 days
Risk-free interest rate (per annum) (as a percent)	3.12%	2.09%	1.92%